American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
November 30, 2025

Avantis Real Estate ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Data Center REITs — 7.5%
DigiCo Infrastructure REIT(1)	72,310	133,072
Digital Core REIT Management Pte. Ltd.	511,700	258,636
Digital Realty Trust, Inc.	124,331	19,907,880
Equinix, Inc.	37,696	28,396,774
Keppel DC REIT	813,410	1,451,479
		50,147,841
Diversified REITs — 8.7%
Abrdn Property Income Trust Ltd.	1,080	28
AEW U.K. REIT PLC	58,750	83,704
AKIS Gayrimenkul Yatirimi AS	491,202	85,372
Alarko Gayrimenkul Yatirim Ortakligi AS(2)	120,621	86,551
Alexander & Baldwin, Inc.	27,282	426,418
Argosy Property Ltd.	158,189	114,936
Asce Gayrimenkul Yatirim Ortakligi AS(2)	62,721	15,494
Aspen Group Ltd.	30,251	106,653
Axis Real Estate Investment Trust	322,600	160,130
British Land Co. PLC	427,652	2,300,705
Broadstone Net Lease, Inc.	79,421	1,395,427
CENTRAL REIT Investment Corp.	91	68,517
Centuria Capital Group	327,061	475,697
Charter Hall Group	220,556	3,594,386
Charter Hall Long Wale REIT	285,079	765,840
Custodian Property Income REIT PLC	195,963	212,741
D&D Platform REIT Co. Ltd.	117	288
Daiwa House REIT Investment Corp.	2,046	1,855,193
ESCON Japan REIT Investment Corp.	63	51,151
Essential Properties Realty Trust, Inc.	77,444	2,451,877
Fairvest Ltd., Class B	166,924	65,466
Fibra Uno Administracion SA de CV	1,296,545	1,877,408
Fuzul Gayrimenkul Yatirim Ortakligi AS(2)	176,854	48,972
GPT Group	943,444	3,431,408
Growthpoint Properties Ltd.	1,522,646	1,558,566
H&R Real Estate Investment Trust	75,543	557,876
Hankyu Hanshin REIT, Inc.(1)	240	267,302
Heiwa Real Estate REIT, Inc.(1)	458	462,181
Hulic Reit, Inc.	140	158,881
Is Gayrimenkul Yatirim Ortakligi AS(2)	397,441	178,045
KDX Realty Investment Corp.	1,834	2,091,330
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	312,525	45,267
Land Securities Group PLC	301,326	2,412,134
LondonMetric Property PLC	1,127,407	2,807,468
Mapletree Pan Asia Commercial Trust(1)	925,400	1,043,910
Menivim- The New REIT Ltd.	240,007	173,488
Merlin Properties Socimi SA(1)	175,623	2,594,161
Mirvac Group	1,918,851	2,717,904
Mori Trust Reit, Inc.	1,049	535,991
NIPPON REIT Investment Corp.	409	268,172
Nomura Real Estate Master Fund, Inc.	1,757	1,916,871
NTT UD REIT Investment Corp.(1)	623	558,575

Nurol Gayrimenkul Yatirim Ortakligi AS(2)	33,880	7,076
Ozak Gayrimenkul Yatirim Ortakligi(2)	310,320	116,500
Peker Gayrimenkul Yatirim Ortakligi AS(2)	291,556	68,337
PowerGrid Infrastructure Investment Trust	346,413	366,771
PRO Real Estate Investment Trust	16	72
Redefine Properties Ltd.(1)	2,600,229	890,248
Reit 1 Ltd.	143,533	1,161,565
SA Corporate Real Estate Ltd.	1,092,586	232,995
Schroder Real Estate Investment Trust Ltd.	248,193	178,694
Sekisui House Reit, Inc.	2,184	1,113,254
Sella Capital Real Estate Ltd.	67,150	235,299
Servet Gayrimenkul Yatirim Ortakligi AS(2)	757,141	59,584
Shinhan Seobu T&D REIT Co. Ltd.	5,954	14,716
SK REITs Co. Ltd.	76,373	273,184
Stockland	1,194,350	4,709,455
Stoneweg Europe Stapled Trust	5,600	9,950
Stride Property Group(1)	71,091	57,947
Suntec Real Estate Investment Trust	37,200	39,397
Tera Yatirim Teknoloji Holding AS(2)	1,140,520	737,392
Tokaido REIT, Inc.	90	67,378
Tokyu REIT, Inc.	378	495,996
Torunlar Gayrimenkul Yatirim Ortakligi AS	138,410	236,547
Tosei REIT Investment Corp.	40	37,906
United Urban Investment Corp.(1)	1,313	1,551,471
WP Carey, Inc.	82,355	5,548,256
Ziraat Gayrimenkul Yatirim Ortakligi AS	589,945	308,199
		58,540,673
Health Care REITs — 13.2%
Aedifica SA	23,559	1,816,266
American Healthcare REIT, Inc.	86,694	4,402,321
CareTrust REIT, Inc.	102,388	3,842,622
Cofinimmo SA	18,829	1,705,847
First Real Estate Investment Trust	481,700	100,269
Health Care & Medical Investment Corp.	150	114,596
Healthpeak Properties, Inc.	95,709	1,747,646
LTC Properties, Inc.	19,178	699,805
National Health Investors, Inc.	19,307	1,534,520
Omega Healthcare Investors, Inc.	111,403	5,115,626
Parkway Life Real Estate Investment Trust	262,900	821,976
Primary Health Properties PLC(1)	763,029	984,664
Sabra Health Care REIT, Inc.	87,764	1,712,276
Sila Realty Trust, Inc.	22,832	546,142
Target Healthcare REIT PLC	327,036	419,185
Universal Health Realty Income Trust	3,038	123,495
Ventas, Inc.	165,817	13,369,825
Vital Healthcare Property Trust(1)	121,007	134,363
Welltower, Inc.	239,824	49,936,153
		89,127,597
Hotel & Resort REITs — 2.1%
Akfen Gayrimenkul Yatirim Ortakligi AS(2)	1,037,181	65,454
Apple Hospitality REIT, Inc.	81,983	974,778
CapitaLand Ascott Trust	1,342,500	979,064
CDL Hospitality Trusts	231,200	149,103
DiamondRock Hospitality Co.	79,041	720,064
Far East Hospitality Trust	480,200	224,275

Hoshino Resorts REIT, Inc.	286	463,954
Host Hotels & Resorts, Inc.	260,673	4,595,665
Ichigo Hotel REIT Investment Corp.	62	50,904
Invincible Investment Corp.	2,818	1,205,824
Japan Hotel REIT Investment Corp.	2,663	1,471,648
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(2)	134,485	34,743
Nippon Hotel & Residential Investment Corp.	50	25,847
Ryman Hospitality Properties, Inc.	21,068	2,010,519
Sunstone Hotel Investors, Inc.	90,258	844,815
Xenia Hotels & Resorts, Inc.	41,597	581,526
		14,398,183
Industrial REITs — 17.0%
AIMS APAC REIT	256,850	289,296
Alpha Integrated Real Estate Investment Trust	44,100	16,332
CapitaLand Ascendas REIT	1,593,700	3,461,471
Centuria Industrial REIT(1)	265,800	597,407
CRE Logistics REIT, Inc.	267	282,830
Dexus Industria REIT(1)	73,331	132,150
Dream Industrial Real Estate Investment Trust	74,626	665,383
EastGroup Properties, Inc.	22,096	4,003,353
Equites Property Fund Ltd.	409,530	438,902
ESR Kendall Square REIT Co. Ltd.	143,767	429,967
ESR-REIT	254,402	544,179
FIBRA Macquarie Mexico	449,090	779,116
Fibra MTY SAPI de CV	227,658	178,509
First Industrial Realty Trust, Inc.	50,865	2,911,513
Frasers Logistics & Commercial Trust(1)	1,284,300	972,095
GLP J-Reit	1,947	1,844,839
Goodman Group	915,426	17,816,165
Goodman Property Trust	508,834	584,171
Granite Real Estate Investment Trust	16,276	892,038
Industrial & Infrastructure Fund Investment Corp.	778	751,882
Innovative Industrial Properties, Inc.	12,655	625,790
Japan Logistics Fund, Inc.	1,152	764,238
LaSalle Logiport REIT	859	854,135
Lineage, Inc.	16,524	591,890
LXP Industrial Trust	24,181	1,172,778
Mapletree Industrial Trust(1)	1,048,500	1,668,527
Mapletree Logistics Trust(1)	1,478,400	1,506,926
Mitsubishi Estate Logistics REIT Investment Corp.	745	626,778
Mitsui Fudosan Logistics Park, Inc.	1,406	1,085,164
Montea NV	9,220	765,705
Nippon Prologis REIT, Inc.(1)	2,897	1,745,778
Prologis Property Mexico SA de CV	582,994	2,478,704
Prologis, Inc.	343,610	44,164,193
Rexford Industrial Realty, Inc.	87,232	3,629,724
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	220,673	104,407
Segro PLC	573,232	5,415,809
SOSiLA Logistics REIT, Inc.(1)	313	247,365
STAG Industrial, Inc.	66,264	2,602,850
Terreno Realty Corp.	42,566	2,672,719
Tritax Big Box REIT PLC	946,448	1,864,130
Warehouses De Pauw CVA	90,718	2,354,618
		114,533,826

Multi-Family Residential REITs — 7.9%
Adra Gayrimenkul Yatirim Ortakligi AS(2)	31,972	34,688
Advance Residence Investment Corp.	1,283	1,405,487
Altarea SCA(1)	3,064	374,740
AvalonBay Communities, Inc.	56,369	10,255,776
Boardwalk Real Estate Investment Trust	11,143	512,158
BSR Real Estate Investment Trust	13,064	153,689
Camden Property Trust	42,411	4,509,986
Canadian Apartment Properties REIT	37,551	1,021,907
Care Property Invest NV	8,424	118,131
Comforia Residential REIT, Inc.	356	754,670
Daiwa Securities Living Investments Corp.	870	633,525
Elme Communities	38,734	672,422
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,018,893	507,349
Empiric Student Property PLC	310,673	309,065
Equity Residential	149,754	9,247,310
Essex Property Trust, Inc.	25,373	6,688,830
European Residential Real Estate Investment Trust	471	374
Home Invest Belgium SA	5,616	119,399
Independence Realty Trust, Inc.	69,894	1,198,682
Ingenia Communities Group	190,310	647,471
InterRent Real Estate Investment Trust	41,625	394,074
Irish Residential Properties REIT PLC	311,765	350,125
Killam Apartment Real Estate Investment Trust	31,292	374,398
Mid-America Apartment Communities, Inc.	44,502	6,047,377
Minto Apartment Real Estate Investment Trust	8,940	87,196
Mitsui Fudosan Accommodations Fund, Inc.	1,434	1,220,325
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	273,758	30,681
Social Housing Reit PLC	109,563	99,380
UDR, Inc.	119,539	4,353,610
UNITE Group PLC	179,908	1,256,657
Xior Student Housing NV	24	814
		53,380,296
Office REITs — 4.3%
Allied Properties Real Estate Investment Trust	31	288
AREIT, Inc.	384,410	277,831
Brookfield India Real Estate Trust	78,999	294,080
BXP, Inc.	9,282	671,646
Champion REIT	543,000	159,253
Colonial SFL Socimi SA	134,428	822,849
COPT Defense Properties	17,187	528,157
Cousins Properties, Inc.	59,375	1,530,687
Cromwell Property Group	565,499	168,719
Daiwa Office Investment Corp.(1)	379	924,729
Derwent London PLC	56,400	1,267,164
Dexus	443,476	2,080,874
Embassy Office Parks REIT	613,754	2,933,955
GDI Property Group Partnership	12,134	5,208
Gecina SA	35,644	3,304,433
Global One Real Estate Investment Corp.	144	130,842
Great Portland Estates PLC	196,472	830,672
Halk Gayrimenkul Yatirim Ortakligi AS	56,269	5,276
Ichigo Office REIT Investment Corp.	133	84,746
Japan Excellent, Inc.	501	487,579
Japan Prime Realty Investment Corp.	1,380	939,293

Japan Real Estate Investment Corp.	2,827	2,420,774
JR Global Reit	118,061	237,317
Keppel REIT	1,061,700	868,626
Mindspace Business Parks REIT	142,058	735,350
Mori Hills REIT Investment Corp.	682	655,481
NET Lease Office Properties	5,807	171,248
Nippon Building Fund, Inc.(1)	3,733	3,568,851
NSI NV	8,896	208,583
Orix JREIT, Inc.	2,422	1,662,713
Postal Realty Trust, Inc., Class A	5,253	81,632
Precinct Properties Group	414,405	291,333
Real Commercial REIT, Inc.	3,407,700	447,382
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	999,840	60,982
Workspace Group PLC	12,823	64,763
		28,923,316
Other Specialized REITs — 5.1%
Arena REIT	199,331	467,459
Automotive Properties Real Estate Investment Trust	5,312	41,091
Charter Hall Social Infrastructure REIT	162,104	329,324
EPR Properties	19,872	1,038,710
Farmland Partners, Inc.(1)	15,949	156,938
Four Corners Property Trust, Inc.	37,482	901,067
Gaming & Leisure Properties, Inc.	95,715	4,166,474
Iron Mountain, Inc.	110,785	9,566,285
Koramco Life Infra Reit Co. Ltd.	14,190	42,782
Lamar Advertising Co., Class A	33,601	4,448,436
Millrose Properties, Inc.	52,972	1,613,527
Rural Funds Trust	19,706	25,309
VICI Properties, Inc.	390,470	11,253,346
		34,050,748
Retail REITs — 17.3%
Acadia Realty Trust	37,849	778,554
AEON REIT Investment Corp.	679	590,949
Agree Realty Corp.	43,409	3,265,225
Brixmor Property Group, Inc.	42,616	1,113,982
BWP Property Group Ltd.	276,276	689,623
CapitaLand Integrated Commercial Trust	2,717,566	4,936,057
Carmila SA(2)	44,246	879,519
Charter Hall Retail REIT	257,638	684,808
Choice Properties Real Estate Investment Trust	87,081	948,422
Crombie Real Estate Investment Trust	23,722	261,588
CT Real Estate Investment Trust	27,873	324,515
Curbline Properties Corp.	40,780	976,273
Eurocommercial Properties NV	19,395	597,697
Federal Realty Investment Trust	31,126	3,073,070
First Capital Real Estate Investment Trust	55,173	775,411
Fortune Real Estate Investment Trust	431,000	275,470
Frasers Centrepoint Trust	617,529	1,087,397
Frontier Real Estate Investment Corp.	1,364	829,722
Fukuoka REIT Corp.	329	404,456
Getty Realty Corp.	19,363	551,265
Hamborner REIT AG	101,478	554,564
Hammerson PLC	118,413	509,982
HMC Capital Ltd.(1)	111,647	283,536
HomeCo Daily Needs REIT	776,159	686,889

Hyprop Investments Ltd.(1)	209,113	693,693
IGB Real Estate Investment Trust	913,900	608,487
InvenTrust Properties Corp.	30,268	863,849
Japan Metropolitan Fund Invest	1,186	934,856
Kimco Realty Corp.	239,597	4,950,074
Kite Realty Group Trust	79,703	1,844,327
Kiwi Property Group Ltd.	229,176	141,452
Klepierre SA	151,210	5,886,324
Lendlease Global Commercial REIT(1)	718,995	344,580
Link REIT	1,225,911	5,822,686
LOTTE REIT Co. Ltd.	100,715	279,332
Mercialys SA	71,136	904,876
NETSTREIT Corp.(1)	34,139	625,768
NewRiver REIT PLC	103,500	99,084
Nexus Select Trust	92,728	168,484
NNN REIT, Inc.	67,702	2,799,478
Pavilion Real Estate Investment Trust(1)	897,300	393,369
Phillips Edison & Co., Inc.	45,694	1,622,137
Primaris Real Estate Investment Trust	26,988	294,127
Realty Income Corp.	322,328	18,569,316
Regency Centers Corp.	70,733	5,033,360
Region Group	510,775	799,933
Resilient REIT Ltd.	168,620	761,598
Retail Estates NV	6,639	488,555
RioCan Real Estate Investment Trust	67,354	912,866
Ronesans Gayrimenkul Yatirim AS(2)	36,225	121,013
Sasseur Real Estate Investment Trust	218,400	114,655
Scentre Group	867,780	2,320,008
Shaftesbury Capital PLC	693,102	1,328,542
Simon Property Group, Inc.	113,229	21,096,827
SITE Centers Corp.	12,956	95,356
SmartCentres Real Estate Investment Trust	32,598	611,861
Starhill Global REIT	575,509	255,545
Sunway Real Estate Investment Trust	838,100	458,808
Supermarket Income REIT PLC	485,094	524,118
Tanger, Inc.	41,909	1,407,304
Unibail-Rodamco-Westfield(2)	12,621	1,340,603
Urban Edge Properties	46,851	900,476
Vastned NV(2)	1,333	47,945
Vicinity Ltd.	1,823,583	2,939,800
Vukile Property Fund Ltd.	673,113	960,536
Waypoint REIT Ltd.	330,895	574,446
Wereldhave NV	16,957	393,366
		116,412,794
Self Storage REITs — 5.5%
Big Yellow Group PLC	101,663	1,560,345
CubeSmart	87,897	3,272,405
Extra Space Storage, Inc.	80,232	10,684,495
National Storage REIT	684,158	1,214,899
Public Storage	65,462	17,971,938
Safestore Holdings PLC	91,774	899,903
Shurgard Self Storage Ltd.	20,094	751,758
Smartstop Self Storage REIT, Inc.	21,302	696,149
Stor-Age Property REIT Ltd.(1)	152,824	166,817
		37,218,709

Single-Family Residential REITs — 3.2%
American Homes 4 Rent, Class A	123,869	3,978,672
Equity LifeStyle Properties, Inc.	74,007	4,652,820
Flagship Communities REIT	955	17,114
Invitation Homes, Inc.	211,181	5,955,304
PRS REIT PLC	240,168	363,312
Sun Communities, Inc.	47,613	6,134,459
UMH Properties, Inc.	27,277	412,701
		21,514,382
Telecom Tower REITs — 8.0%
American Tower Corp.	173,170	31,390,526
Crown Castle, Inc.	157,718	14,396,499
SBA Communications Corp.	43,180	8,388,578
		54,175,603
TOTAL COMMON STOCKS (Cost $651,399,643)		672,423,968
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	401,327	401,327
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,141,011	5,141,011
TOTAL SHORT-TERM INVESTMENTS (Cost $5,542,338)		5,542,338
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $656,941,981)		677,966,306
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,287,776)
TOTAL NET ASSETS — 100.0%		$673,678,530

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,679,252. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,515,808, which includes securities collateral of $10,374,797.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$48,304,654	$1,843,187	—
Diversified REITs	9,821,978	48,718,695	—
Health Care REITs	83,030,431	6,097,166	—
Hotel & Resort REITs	9,727,367	4,670,816	—
Industrial REITs	62,374,810	52,159,016	—
Multi-Family Residential REITs	42,973,993	10,406,303	—
Office REITs	2,983,370	25,939,946	—
Other Specialized REITs	33,144,783	905,965	—
Retail REITs	69,566,641	46,846,153	—
Self Storage REITs	32,624,987	4,593,722	—
Single-Family Residential REITs	21,133,956	380,426	—
Other REITs	54,175,603	—	—
Short-Term Investments	5,542,338	—	—
	$475,404,911	$202,561,395	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.